19. LOANS AND FINANCING (Details 2) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
LoansAndFinancingLineItems [Line Items]
Loans and financing	R$ 22,165.5	R$ 20,444.4
Mortgage guarantees Related to FINEM-BNDES, FNE-BNB, & tax incentives and other	267.8	577.2
Related to FINEM-BNDES [Member]
LoansAndFinancingLineItems [Line Items]
Mortgage guarantees Related to FINEM-BNDES, FNE-BNB, & tax incentives and other	217.6	462.8
Related to tax incentives and other [Member]
LoansAndFinancingLineItems [Line Items]
Mortgage guarantees Related to FINEM-BNDES, FNE-BNB, & tax incentives and other	R$ 50.2	R$ 114.4